Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables
Trade payables	$ 21,709	$ 22,295
Accrued salaries, bonuses, vacation pay and related taxes	3,599	2,969
Provision for indirect taxes	2,242	2,234
Accrued professional services	1,407	1,526
VAT payable	283	191
Indirect taxes payables	163	1,007
Other payables and advances received	900	299
Total	30,303	$ 30,521
Cubic Games Studio Ltd
Trade and other payables
Indirect taxes payables	1,497
Nexters Global Ltd
Trade and other payables
Indirect taxes payables	$ 908